Note 9 - Equity Financings (Details Textual) - USD ($)	1 Months Ended							9 Months Ended		12 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	May 31, 2015	Dec. 31, 2014	Sep. 30, 2014	May 31, 2014	Jan. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Issuance or Sale of Equity				$ 1,100,000					$ 463,000	$ 2,463,000	$ 4,800,000
Stock Issued During Period, Shares, New Issues	200,000			550,000
Stock Issued During Period, Shares, Warrants Exchanged			21,277,220
Class of Warrant or Right, Exchanged During Period, Exercise Price			$ 0.58
September Agreements [Member]
Proceeds from Issuance or Sale of Equity					$ 1,500,000
Stock Issued During Period, Shares, New Issues					750,000
May Agreeements [Member]
Proceeds from Issuance or Sale of Equity						$ 1,500,000
Stock Issued During Period, Shares, New Issues						2,586,210
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,586,210
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.58
January Agreements [Member]
Proceeds from Issuance or Sale of Equity							$ 1,000,000
Stock Issued During Period, Shares, New Issues							1,724,141
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							1,724,141
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.58
Acuitas, Shamus, and Steve Gorlin [Member]
Proceeds from Issuance or Sale of Equity	$ 2,000,000
Stock Issued During Period, Shares, New Issues	6,700,000
Shares Issued, Price Per Share	$ 0.30
Acuitas [Member]
Proceeds from Issuance or Sale of Equity		$ 463,000								$ 2,100,000	$ 2,300,000
Stock Issued During Period, Shares, New Issues										6,953,334	3,732,932
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										935,008
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.30
Acuitas [Member] | September Offering [Member]
Proceeds from Issuance or Sale of Equity		$ 463,000
Stock Issued During Period, Shares, New Issues		1,500,000